Restructuring Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring cost	$ 3,600	$ 9,600
Restructuring Cost Liabilities		0		$ 0
Restructuring costs remained unpaid			$ 0
Cost of revenue, excluding depreciation and amortization
Restructuring Cost and Reserve [Line Items]
Restructuring cost	3,200	4,400
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring cost	300	1,600
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring cost	$ 100	$ 1,400